Related Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Parties [Line Items]
Loans		$ 850,000
Interest rate		8.00%
Remaining loans amount		$ 550,000
Quleduo [Member]
Related Parties [Line Items]
Loans	$ 758,800	866,000
Loan principal amount	756,100	850,000
Interest receivable	2,700	16,000
Loans payable		$ 300,000
Repayments of debt	111,900
Quleduo [Member] | Related Party [Member]
Related Parties [Line Items]
Recognized interest income	$ 4,700